Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum contribution by employer	$ 0		$ 0	$ 0.3	$ 0.3
Discretionary contributions by employer	2.1	1.8	7.2	7.2	6.5
Expected period of return on plan assets, years			10	10
Fair value of plan assets			227.4	202.9	199.7
Postretirement benefit obligation and unfunded status of plan			292.0	267.1	220.0
Net periodic postretirement benefit cost	0.7	1.2	(4.2)	1.0	(0.3)
Foreign Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer			5.00%
Contribution expense to plan			16.0	12.3	7.8
Matching contributions by employer, percentage			100.00%
Additional percentage of eligible compensation for matching contributions by employer			5.00%
Qualified Contributory Savings and Thrift 401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer			5.00%
Contribution expense to plan			33.0	30.5	28.7
Matching contributions by employer, percentage			100.00%
Nonqualified Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer			5.00%
Contribution expense to plan			2.5	2.1	2.0
Fair value of plan assets			116.7	95.5
Retiree Health Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement benefit obligation and unfunded status of plan			3.1	3.2
Net periodic postretirement benefit cost			$ (0.1)	$ 0.1	$ 0.1